NOVEMBER 23, 2016

SUPPLEMENT TO

DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2016, AS LAST SUPPLEMENTED OCTOBER 31, 2016

INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2016, AS LAST SUPPLEMENTED OCTOBER 31, 2016

FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2016, AS LAST SUPPLEMENTED OCTOBER 4, 2016

ALTERNATIVE FUNDS PROSPECTUS

DATED MARCH 1, 2016, AS LAST SUPPLEMENTED AUGUST 10, 2016

MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2016, AS LAST SUPPLEMENTED AUGUST 10, 2016

HARTFORD ENVIRONMENTAL OPPORTUNITIES FUND PROSPECTUS

DATED MARCH 1, 2016, AS LAST SUPPLEMENTED APRIL 21, 2016

AND

HARTFORD SCHRODERS FUNDS PROSPECTUS

(CLASS A, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES)

DATED OCTOBER 21, 2016

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

1.              The following information is added after the second paragraph under “Retirement Plans” in the “How To Buy And Sell Shares” section of the prospectus:

Effective on or about December 31, 2016, State Street Bank and Trust Company will resign as custodian from all Hartford Funds directly held retirement accounts (which include traditional, Roth, SIMPLE or SEPs IRAs, Coverdell Educational Savings Accounts and 403(b) Accounts) and designate UMB Bank, n.a. as successor custodian.  If you open a retirement account through Hartford Funds on or after this date, UMB Bank, n.a. will serve as the custodian.

This Supplement should be retained with your Prospectus for future reference.

HV-7292	November 2016